Financial instruments - valuation - Valuation techniques (Details) - Level 3	Dec. 31, 2025 GBP (£)	Dec. 31, 2024	Dec. 31, 2024 GBP (£)
Loans | Price | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.89	0.88
Loans | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.21	1.23
Loans | Credit spreads | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0034	0.0036
Loans | Credit spreads | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0081	0.0093
Debt securities | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.11	1.16
Equity shares | Price | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	44,090	0.15	47,312
Equity shares | Discount margin | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments		0.09
Equity shares | Discount margin | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments		0.13
Equity shares | Fund NAV | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.80	0.80
Equity shares | Fund NAV | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	1.20	1.20
Credit derivatives | Correlation | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	(0.15)	(0.15)
Credit derivatives | Correlation | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.75	0.95
Credit derivatives | Credit spreads | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0016	0.0015
Credit derivatives | Credit spreads | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.0133	0.0086
Credit derivatives | Volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.30	0.30
Credit derivatives | Volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.75	0.80
Credit derivatives | Upfront points | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.99	0.99
Credit derivatives | Recovery rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.60	0.60
Interest rate and FX derivatives | Correlation | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	(0.50)	(0.50)
Interest rate and FX derivatives | Correlation | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.98	0.98
Interest rate and FX derivatives | Volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.03	0.03
Interest rate and FX derivatives | Volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.82	0.99
Interest rate and FX derivatives | Constant Prepayment Rate | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02	0.02
Interest rate and FX derivatives | Constant Prepayment Rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.25	0.20
Interest rate and FX derivatives | Mean Reversal | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.13	0.20
Interest rate and FX derivatives | Inflation volatility | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.01	0.01
Interest rate and FX derivatives | Inflation volatility | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02	0.02
Interest rate and FX derivatives | Inflation rate | Minimum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02	0.02
Interest rate and FX derivatives | Inflation rate | Maximum
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Significant unobservable input, financial instruments	0.02	0.02